Profit Sharing Plan - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Company contribution to 401(k) profit sharing plan	$ 128,000	$ 100,000